ASSET PURCHASE AGREEMENT WITH MAILVISION (Details 1) (USD $)	12 Months Ended
Dec. 31, 2013
Exercise price	$ 7,124
Dividend yield	0.00%
Expected volatility	50.00%
Risk-free interest	0.10%
Expected life	4 months 24 days